Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment
Property, Plant and Equipment, Gross	$ 90,022	$ 83,191
Property, Plant and Equipment, Net	54,095	48,070
Eliminations
Property, Plant and Equipment
Property, Plant and Equipment, Gross	(939)	(462)
Property, Plant and Equipment, Net	(831)	(390)
Equipment leased to others
Property, Plant and Equipment
Property, Plant and Equipment, Gross	1,024	731
GE
Property, Plant and Equipment
Property, Plant and Equipment, Gross	39,812	36,551
Property, Plant and Equipment, Net	20,145	17,207	[1]
GE | Land and improvements
Property, Plant and Equipment
Property, Plant and Equipment, Gross	888	690
Property, Plant and Equipment, Net	$ 870	698
Depreciable lives-new (in years)	8 years
GE | Buildings, structures and related equipment
Property, Plant and Equipment
Property, Plant and Equipment, Gross	$ 10,050	8,740
Property, Plant and Equipment, Net	$ 5,440	4,131
GE | Buildings, structures and related equipment | Upper Limit
Property, Plant and Equipment
Depreciable lives-new (in years)	40 years
GE | Buildings, structures and related equipment | Lower Limit
Property, Plant and Equipment
Depreciable lives-new (in years)	8 years
GE | Machinery and equipment
Property, Plant and Equipment
Property, Plant and Equipment, Gross	$ 24,515	23,370
Property, Plant and Equipment, Net	$ 9,986	9,040
GE | Machinery and equipment | Upper Limit
Property, Plant and Equipment
Depreciable lives-new (in years)	20 years
GE | Machinery and equipment | Lower Limit
Property, Plant and Equipment
Depreciable lives-new (in years)	4 years
GE | Leasehold costs and manufacturing plant under construction
Property, Plant and Equipment
Property, Plant and Equipment, Gross	$ 4,359	3,751
Property, Plant and Equipment, Net	$ 3,849	3,338
GE | Leasehold costs and manufacturing plant under construction | Upper Limit
Property, Plant and Equipment
Depreciable lives-new (in years)	10 years
GE | Leasehold costs and manufacturing plant under construction | Lower Limit
Property, Plant and Equipment
Depreciable lives-new (in years)	1 year
GE Capital
Property, Plant and Equipment
Property, Plant and Equipment, Gross	$ 51,149	47,102
Property, Plant and Equipment, Net	34,781	31,253
GE Capital | Equipment leased to others
Property, Plant and Equipment
Property, Plant and Equipment, Gross	267	318
Property, Plant and Equipment, Net	101	142
GE Capital | Equipment leased to others | Aircraft
Property, Plant and Equipment
Property, Plant and Equipment, Gross	50,339	46,017
Property, Plant and Equipment, Net	$ 34,316	30,573
GE Capital | Equipment leased to others | Aircraft | Upper Limit
Property, Plant and Equipment
Depreciable lives-new (in years)	20 years
GE Capital | Equipment leased to others | Aircraft | Lower Limit
Property, Plant and Equipment
Depreciable lives-new (in years)	15 years
GE Capital | Equipment leased to others | All other
Property, Plant and Equipment
Property, Plant and Equipment, Gross	$ 543	767
Property, Plant and Equipment, Net	$ 364	539
GE Capital | Equipment leased to others | All other | Upper Limit
Property, Plant and Equipment
Depreciable lives-new (in years)	35 years
GE Capital | Equipment leased to others | All other | Lower Limit
Property, Plant and Equipment
Depreciable lives-new (in years)	3 years
GE Capital | Land and improvements buildings structures and related equipment
Property, Plant and Equipment
Property, Plant and Equipment, Gross	$ 267	318
Property, Plant and Equipment, Net	$ 101	$ 142
GE Capital | Land and improvements buildings structures and related equipment | Upper Limit
Property, Plant and Equipment
Depreciable lives-new (in years)	35 years
GE Capital | Land and improvements buildings structures and related equipment | Lower Limit
Property, Plant and Equipment
Depreciable lives-new (in years)	1 year

[1]	(a) Represents the adding together of all affiliated companies except GE Capital, which is presented on a one-line basis.